PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) [Line Items]
Depreciation and amortization expense		¥ 25,137	¥ 14,500
Property, Plant and Equipment [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) [Line Items]
Depreciation and amortization expense	¥ 18,767